Expense Example (Lifecycle 2040 Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Lifecycle 2040 Trust
Expense Example:
Year 1	$ 100
Year 3	312
Year 5	542
Year 10	1,201
Series II, Lifecycle 2040 Trust
Expense Example:
Year 1	120
Year 3	375
Year 5	649
Year 10	1,432
Series NAV, Lifecycle 2040 Trust
Expense Example:
Year 1	95
Year 3	296
Year 5	515
Year 10	$ 1,143